Shareholders' equity - Dividends (Details) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended
	Sep. 01, 2020	May 21, 2019	May 23, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends
Total dividends paid	€ 351,170	€ 354,636	€ 324,838	€ 351,170	€ 354,636	€ 324,838
Dividends paid per share	€ 1.20	€ 1.17	€ 1.06